CREDIT SUISSE ASSET MANAGEMENT, LLC
Eleven Madison Avenue	212 325 2000
New York, NY 10010-3629

May 28, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings – Rule 497(e)

Re:          Credit Suisse Funds Listed on Schedule A (the “Funds”)

Ladies and Gentlemen:

On behalf of the Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing with the Securities and Exchange Commission are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Funds, in a supplement, dated May 22, 2020, to the Summary Prospectuses and Statutory Prospectus, each dated February 28, 2020, of the Funds.  The purpose of the filing is to submit the 497 filing dated May 22, 2020 in XBRL for the Fund.

Please address any comments or questions to the attention of the undersigned at (212) 325-7349.

Very truly yours,

/s/ Karen Regan
Karen Regan
Secretary

SCHEDULE A

CREDIT SUISSE COMMODITY STRATEGY FUNDS

Credit Suisse Commodity Return Strategy Fund

(Securities Act File No. 333-116212;

Investment Company Act File No. 811-21589)

CREDIT SUISSE OPPORTUNITY FUNDS

Credit Suisse Floating Rate High Income Fund

Credit Suisse Managed Futures Strategy Fund

Credit Suisse Multialternative Strategy Fund

Credit Suisse Strategic Income Fund

(Securities Act File No. 33-92982;

Investment Company Act File No. 811-9054)